BETTER 10K - NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss Per Share and Weighted Average Shares	The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:Six Months Ended June 30,(Amounts in thousands, except for share and per share amounts)20232022Basic net loss per share:Net loss$(135,408)$(399,252)Income allocated to participating securities— — Net loss attributable to common stockholders - Basic$(135,408)$(399,252)Diluted net loss per share:Net loss attributable to common stockholders - Basic$(135,408)$(399,252)Interest expense and change in fair value of bifurcated derivatives on convertible notes— — Income allocated to participating securities— — Net loss income attributable to common stockholders - Diluted$(135,408)$(399,252)Shares used in computation:Weighted average common shares outstanding97,444,291 94,402,682 Weighted-average effect of dilutive securities:Assumed exercise of stock options— — Assumed exercise of warrants— — Assumed conversion of convertible preferred stock— — Diluted weighted-average common shares outstanding97,444,291 94,402,682 Earnings (loss) per share attributable to common stockholders:Basic$(1.39)$(4.23)Diluted$(1.39)$(4.23)The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:Year Ended December 31,(Amounts in thousands, except for share and per share amounts)20222021Basic net loss per share:Net loss$(888,802)$(301,128)Income allocated to participating securities— — Net loss attributable to common stockholders - Basic$(888,802)$(301,128)Diluted net loss per share:Net loss attributable to common stockholders - Basic$(888,802)$(301,128)Interest expense and change in fair value of bifurcated derivatives on convertible notes— — Income allocated to participating securities— — Net loss income attributable to common stockholders - Diluted$(888,802)$(301,128)Shares used in computation:Weighted average common shares outstanding95,303,684 86,984,646 Weighted-average effect of dilutive securities:Assumed exercise of stock options— — Assumed exercise of warrants— — Assumed conversion of convertible preferred stock— — Diluted weighted-average common shares outstanding95,303,684 86,984,646 Earnings (loss) per share attributable to common stockholders:Basic$(9.33)$(3.46)Diluted$(9.33)$(3.46)
Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share	The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:Six Months Ended June 30,(Amounts in thousands)20232022Convertible preferred stock (2)108,721 108,721 Pre-Closing Bridge Notes250,528 250,524 Options to purchase common stock (1)47,349 43,146 Warrants to purchase convertible preferred stock (1)6,649 6,064 Total413,247 408,455 __________________(1)Securities have an antidilutive effect under the treasury stock method.(2)Securities have an antidilutive effect under the if-converted method.The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:Year Ended December 31,(Amounts in thousands)20222021Convertible preferred stock (2)108,721 108,721 Pre-Closing Bridge Notes248,197 214,787 Options to purchase common stock (1)43,159 34,217 Warrants to purchase convertible preferred stock (1)4,774 3,948 Warrants to purchase common stock(1)1,875 1,875 Total406,726 363,548 __________________(1)Securities have an antidilutive effect under the treasury stock method.(2)Not applicable under the treasury stock method and therefore antidilutive.